Provision for Reclamation Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Reclamation Liabilities [Abstract]
Schedule of Provision for Reclamation Liabilities
($000s)	December 31, 2023	December 31, 2022
Beginning of the period	10,846	8,442
Disbursements	(3,664)	(4,519)
Environmental rehabilitation expense	-	6,851
Accretion	253	72
End of the period	7,435	10,846

Provision for reclamation liabilities – current	759	4,343
Provision for reclamation liabilities – long-term	6,676	6,503
	7,435	10,846